UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                       2/13/04
------------------------        -------------------         --------------------
                                |X|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   75

Form 13F Information Table Value Total:   890,411 (thousands)

List of Other Included Managers:

No. 13F File Number                       Name

Matrix Asset Advisors, Inc.
FORM 13F
31-Dec-03

                             TITLE OF                 VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER            CLASS        CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------      --------    ---------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
Abbott Laboratories           COM         002824100     25521    547653  SH           Sole                   547653
Adaptec Inc.                  COM         00651F108     23094   2612494  SH           Sole                  2612494
American Express Co.          COM         025816109     17312    358951  SH           Sole                   358951
American International        COM         026874107     28740    433609  SH           Sole                   433609
  Group I
American Power Conversion     COM         029066107     23731    968614  SH           Sole                   968614
Ametek, Inc.                  COM         031100100       265      5500  SH           Sole                     5500
Amgen                         COM         031162100      8610    139344  SH           Sole                   139344
Automatic Data Processing     COM         053015103       549     13848  SH           Sole                    13848
Bank One Corporation          COM         06423a103       240      5272  SH           Sole                     5272
Bank of America Corp.         COM         060505104     12644    157208  SH           Sole                   157208
Bank of New York              COM         064057102     18432    556511  SH           Sole                   556511
Baxter Int'l Inc.             COM         071813109     39118   1281717  SH           Sole                  1281717
Bellsouth Corp.               COM         079860102       328     11604  SH           Sole                    11604
Belvedere Resources, Ltd.     COM         080903107         8     10000  SH           Sole                    10000
Biomet                        COM         090613100       571     15778  SH           Sole                    15778
Boston Scientific             COM         101137107      3514     95600  SH           Sole                    95600
Bristol-Myers                 COM         110122108     26918    941193  SH           Sole                   941193
CVS Corp.                     COM         126650100     27957    774002  SH           Sole                   774002
Chubb Corp.                   COM         171232101       275      4038  SH           Sole                     4038
Cigna High Income SHRS        COM         12551d109        29     10000  SH           Sole                    10000
Citigroup                     COM         172967101     27699    570635  SH           Sole                   570635
Coca Cola                     COM         191216100      1321     26032  SH           Sole                    26032
Comerica Inc.                 COM         200340107     12447    222027  SH           Sole                   222027
Eli Lilly and Company         COM         532457108      1951     27740  SH           Sole                    27740
Enviornmental Energy Service  COM         29406q101         0     10000  SH           Sole                    10000
Exxon Mobil Corporation       COM         30231g102      1868     45557  SH           Sole                    45557
Federal Natl. Mortgage Assn.  COM         313586109      4485     59755  SH           Sole                    59755
First Place Financial Corp.   COM         33610t109       504     25825  SH           Sole                    25825
Fleet Boston Financial Corp   COM         339030108     18402    421572  SH           Sole                   421572
Freddie Mac                   COM         313400301      9180    157413  SH           Sole                   157413
Gap Inc.                      COM         364760108     24466   1054130  SH           Sole                  1054130
General Electric Co.          COM         369604103     31560   1018713  SH           Sole                  1018713
General Mills                 COM         370334104      3269     72155  SH           Sole                    72155
Guidant Corp.                 COM         401698105     36083    599380  SH           Sole                   599380
Intel Corporation             COM         458140100     15767    491960  SH           Sole                   491960
International Business        COM         459200101       257      2771  SH           Sole                     2771
  Machine
Interpublic Group             COM         460690100      4662    298875  SH           Sole                   298875
J. P. Morgan Chase & Co.      COM         46625H100     20760    565200  SH           Sole                   565200
Johnson & Johnson             COM         478160104      8517    164875  SH           Sole                   164875
Kyocera Corp - Spons ADR      COM         501556203     20117    300260  SH           Sole                   300260
Leggett & Platt Inc.          COM         524660107     11502    531764  SH           Sole                   531764
Liberty Media Corp - A        COM         530718105      8707    732321  SH           Sole                   732321
Lucent Technologies           COM         549463107      3565   1255109  SH           Sole                  1255109
Manpower Inc.                 COM         56418H100      9954    211417  SH           Sole                   211417
Marsh & McLennan Cos Inc      COM         571748102       618     12900  SH           Sole                    12900
Medimmune Inc                 COM         584699102      3762    148210  SH           Sole                   148210
Merck & Co., Inc.             COM         589331107     36767    795833  SH           Sole                   795833
Merrill Lynch & Co.           COM         590188108     26723    455633  SH           Sole                   455633
Microsoft Corporation         COM         594918104      1904     69561  SH           Sole                    69561
Morgan Stanley                COM         617446448     29686    512983  SH           Sole                   512983
Nokia Corp.                   COM         654902204     25939   1525828  SH           Sole                  1525828
Novellus Systems              COM         670008101     22074    524954  SH           Sole                   524954
Office Depot Inc.             COM         676220106     26725   1599365  SH           Sole                  1599365
Pepsi Bottling Group Inc      COM         713409100      7865    325275  SH           Sole                   325275
Pfizer, Inc.                  COM         717081103     49232   1393504  SH           Sole                  1393504
Sky Financial Group Inc.      COM         83080p103       353     13591  SH           Sole                    13591
Sun Microsystems Inc.         COM         866810104        70     15600  SH           Sole                    15600
Symbol Technologies, Inc.     COM         871508107     29933   1772236  SH           Sole                  1772236
Tidewater Inc.                COM         886423102     17453    584092  SH           Sole                   584092
Time Warner Inc               COM         887317105       519     28830  SH           Sole                    28830
USA Technologies Inc          COM         90328s401         3     17000  SH           Sole                    17000
Verizon Communications        COM         92343v104       723     20603  SH           Sole                    20603
Vishay Intertechnology        COM         928298108     18202    794837  SH           Sole                   794837
Wachovia Corp.                COM         929903102       834     17892  SH           Sole                    17892
Wal-Mart Stores, Inc.         COM         931142103       539     10164  SH           Sole                    10164
Walt Disney Company           COM         254687106     25259   1082693  SH           Sole                  1082693
Waste Management Inc.         COM         94106l109       862     29136  SH           Sole                    29136
Wells Fargo Company           COM         949746101       343      5832  SH           Sole                     5832
Wyeth                         COM         983024100     29002    683209  SH           Sole                   683209
Alt Health Care Systems                   021452107         0     15000  SH           Sole                    15000
E-Kong Group Ltd.                         G2952Q109         0     12500  SH           Sole                    12500
FEOCII Subscription Agreement             8324009         100    100000  SH           Sole                   100000
Gulf International Minerals C             402290100        20     50000  SH           Sole                    50000
International Meta Systems                45986b108         0     25830  SH           Sole                    25830
Prism Support Hldgs LLC                   3030551           0    250000  SH           Sole                   250000

REPORT SUMMARY                        75 DATA RECORDS  890411  30701513                                    30701513
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